Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank	¥ 7,215	¥ 8,892
Term deposits with initial terms within three months	4,561	6,534
Cash and cash equivalents	¥ 11,776	¥ 15,426	¥ 19,350	¥ 17,356